Employee Benefit Plans (Unfunded) - Schedule of Components of Actuarial Gain (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax [Abstract]
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$ (3,739)	$ (3,178)	$ (2,676)	$ (2,430)	$ (4,289)	$ (11,440)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	1,649	5,847	4,350	312	1,977	(7,033)
Actuarial (gain)/loss due to experience on defined benefit obligation	14,121	15,320	52,679	63,712	$ 50,904	$ (26,900)
Total	$ 12,031	$ 17,989	$ 54,353	$ 61,594